Stockholders' Equity (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	May 12, 2023	Apr. 17, 2023
Subsidiary or Equity Method Investee [Line Items]
Stock offering, amount						$ 300.0
Sale of stock, maximum aggregate offering price					$ 100.0
At-the-Market
Subsidiary or Equity Method Investee [Line Items]
Sale of stock, maximum aggregate offering price					$ 100.0
Sales of stock (in shares)	0	931,250	1,136,384	226,533
Gross proceeds		$ 2.3	$ 2.4	$ 0.6